Note 8 - Costamare Ventures Inc.	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Costamare Ventures Inc. [Text Block]
8.
Costamare Ventures Inc.:

On
May 18, 2015,
the Company, along with its wholly-owned subsidiary, Costamare Ventures Inc. (“Costamare Ventures”), amended and restated the Framework Deed, which was further amended on
June 12, 2018
(the “Framework Deed”) with York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) to invest jointly in the acquisition and construction of container vessels. Under the Framework Deed, the decisions regarding vessel acquisitions are made jointly by Costamare Ventures and York and the Company reserves the right to acquire any vessels that York decides not
to pursue. The commitment period ended on
May 15, 2020
and the termination of the Framework Deed will occur on
May 15, 2024,
or upon the occurrence of certain extraordinary events as described therein.

On termination and on the occurrence of certain extraordinary events, Costamare Ventures may
elect to divide the vessels owned by all such vessel-owning entities between itself and York to reflect their cumulative participation in all such entities. Costamare Shipping provides ship management and administrative services to the vessels acquired under the Framework Deed, with the right to subcontract to V.Ships Greece.

As at
December 31, 2020,
the Company holds between
25%
and
49%
of the capital stock of
13
jointly-owned companies formed pursuant to the Framework Deed with York (Note
9
). The Company accounts for the entities formed under the Framework Deed as equity investments.